Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Trade receivables	$ 9		$ 9		$ 11
Trade payables	100		100		105
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	174	$ 197	500	$ 613
Cost of goods sold	110	110	336	352
Selling, general and administrative expenses	40	38	112	112
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	236	151	730	515
Cost of goods sold	117	$ 61	327	$ 305
Trade receivables	194		194		113
Trade payables	$ 99		$ 99		$ 108